Fair Value Measurements (Carrying Values of Assets and Liabilities Not Required to Be Carried at Fair Value on a Recurring Basis) (Details) - USD ($) $ in Millions		Mar. 31, 2018	Mar. 31, 2017
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried At Fair Value on a Recurring Basis [Line Items]
Coupon rate		5.875%
Senior Notes | 5.875% Senior Notes
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried At Fair Value on a Recurring Basis [Line Items]
Coupon rate		5.875%
Convertible Senior Subordinated Notes | April 2013 Notes
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried At Fair Value on a Recurring Basis [Line Items]
Coupon rate		1.25%
Carrying Value
Assets:
Investment in Pop's Mandatorily Redeemable Preferred Stock Units		$ 91.3	$ 96.8
Liabilities:
Total liabilities, fair value disclosure		2,872.0	3,428.1
Carrying Value | Senior Notes | 5.875% Senior Notes
Liabilities:
Senior Notes, fair value disclosure		500.4	498.3
Carrying Value | Convertible Senior Subordinated Notes | April 2013 Notes
Liabilities:
Convertible notes, fair value disclosures		60.0	60.0
Carrying Value | Production Loans | Production Loans
Liabilities:
Loans, fair value disclosure		352.6	353.3
Carrying Value | Term Loan | Term Loan A Facility
Liabilities:
Loans, fair value disclosure	[1]	729.7	961.8
Carrying Value | Term Loan | Term Loan B Facility
Liabilities:
Loans, fair value disclosure	[1]	1,229.3	1,554.7
Fair Value | Fair Value (Level 3)
Assets:
Investment in Pop's Mandatorily Redeemable Preferred Stock Units		125.0	122.1
Fair Value | Fair Value (Level 2)
Liabilities:
Total liabilities, fair value disclosure		2,955.2	3,548.2
Fair Value | Fair Value (Level 2) | Senior Notes | 5.875% Senior Notes
Liabilities:
Senior Notes, fair value disclosure		539.5	542.1
Fair Value | Fair Value (Level 2) | Convertible Senior Subordinated Notes | April 2013 Notes
Liabilities:
Convertible notes, fair value disclosures		60.3	58.5
Fair Value | Fair Value (Level 2) | Production Loans | Production Loans
Liabilities:
Loans, fair value disclosure		352.9	353.8
Fair Value | Fair Value (Level 2) | Term Loan | Term Loan A Facility
Liabilities:
Loans, fair value disclosure	[1]	750.9	983.8
Fair Value | Fair Value (Level 2) | Term Loan | Term Loan B Facility
Liabilities:
Loans, fair value disclosure	[1]	$ 1,251.6	$ 1,610.0

[1]	As of March 31, 2017, amounts were outstanding under the Previous Term Loan A and Previous Term Loan B (see Note 7).